CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (15,181)	$ 33,324	$ 210,580
Other comprehensive income:
Unrealized gain on real estate securities	0	0	25,146
Total other comprehensive income	0	0	25,146
Total comprehensive (loss) income	(15,181)	33,324	235,726
Total comprehensive (income) loss attributable to noncontrolling interests	(2,101)	222	64
Total comprehensive (loss) income attributable to common stockholders	$ (17,282)	$ 33,546	$ 235,790